Other Receivables and Prepaid Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Other Receivables and Prepaid Expenses [Abstract]
Schedule of Other Receivables and Prepaid Expenses	Other receivables and prepaid expenses consist of the following:
	June 30, 2026	December 31, 2025
	(Unaudited)
Rent deposits	$178,850	$33,558
Prepaid expenses	115,922	74,657
Total	$294,772	$108,215